CONTENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Schedule of content assets

	2019	2020	2020
	RUB	RUB	$
Licensed content, net	2,992	5,882	79.6
Produced content, net
Released, less amortization	101	844	11.4
Completed and not released	—	116	1.6
In production and in development	597	1,121	15.2
Total	3,690	7,963	107.8
Less current content assets, net	395	499	6.8
Non-current content assets, net	3,295	7,464	101.0

Schedule of amortization of content assets

	2018	2019	2020	2019
	RUB	RUB	RUB	$
Licensed content	180	1,045	2,625	35.5
Produced content	4	122	388	5.3
Total amortization of content assets	184	1,167	3,013	40.8

Schedule of estimated amortization expense of unamortized cost of content assets over the next three years

	Acquired	Other	Total
	intangible	intangible	intangible
	assets	assets	assets
	RUB	RUB	RUB	$
2021	2,872	1,109	3,981	53.9
2022	2,732	941	3,673	49.7
2023	2,511	523	3,034	41.1
2024	2,431	236	2,667	36.1
2025	2,018	60	2,078	28.1
Thereafter	5,635	—	5,635	76.3
Total	18,199	2,869	21,068	285.2

Content Assets
Finite-Lived Intangible Assets [Line Items]
Schedule of estimated amortization expense of unamortized cost of content assets over the next three years

	Licensed	Produced	Total
	content	content	content assets
	RUB	RUB	RUB	$
2021	3,541	146	3,687	49.9
2022	1,309	251	1,560	21.1
2023	626	300	926	12.5
Total	5,476	697	6,173	83.5